Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Selling General and Administrative Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Selling General And Administrative Expenses Abstract
Personnel expenses	€ 10,243	€ 14,359	€ 3,911
Legal and consulting fees	4,984	3,779	4,450
Administration fee	2,741	3,412	2,963
Marketing costs	1,554	1,925	476
Insurance expenses	1,774	2,365	26
Depreciation and amortization	522	631	227
Other expenses	6,005	4,847	1,268
Total	€ 27,823	€ 31,319	€ 13,321